Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Portfolio
March 31, 2024
VIPVAL-NPRT1-0524
1.799871.120
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	113,500	4,015,029
Interactive Media & Services - 2.1%
Alphabet, Inc. Class A (b)	33,231	5,015,555
Meta Platforms, Inc. Class A	14,006	6,801,033
		11,816,588
Media - 0.5%
Nexstar Media Group, Inc. Class A	14,400	2,480,976
TOTAL COMMUNICATION SERVICES		18,312,593
CONSUMER DISCRETIONARY - 8.2%
Automobile Components - 0.9%
Autoliv, Inc.	39,732	4,784,925
Automobiles - 0.8%
Harley-Davidson, Inc.	97,200	4,251,528
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations, Inc. (b)	83,694	3,951,194
Household Durables - 0.9%
Tempur Sealy International, Inc.	90,282	5,129,823
Leisure Products - 1.1%
BRP, Inc.	44,700	3,001,340
Topgolf Callaway Brands Corp. (b)	203,900	3,297,063
		6,298,403
Specialty Retail - 1.8%
Lithia Motors, Inc. Class A (sub. vtg.)	11,668	3,510,434
Signet Jewelers Ltd.	27,600	2,761,932
Upbound Group, Inc.	114,366	4,026,827
		10,299,193
Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear, Inc.	80,400	2,983,801
PVH Corp.	30,200	4,246,422
Tapestry, Inc.	77,300	3,670,204
		10,900,427
TOTAL CONSUMER DISCRETIONARY		45,615,493
CONSUMER STAPLES - 5.8%
Beverages - 1.0%
Keurig Dr. Pepper, Inc.	183,382	5,624,326
Consumer Staples Distribution & Retail - 1.9%
U.S. Foods Holding Corp. (b)	200,762	10,835,125
Food Products - 1.9%
Bunge Global SA	47,900	4,910,708
Darling Ingredients, Inc. (b)	117,503	5,465,065
		10,375,773
Personal Care Products - 1.0%
Kenvue, Inc.	264,100	5,667,586
TOTAL CONSUMER STAPLES		32,502,810
ENERGY - 11.3%
Energy Equipment & Services - 1.4%
Expro Group Holdings NV (b)	393,023	7,848,669
Oil, Gas & Consumable Fuels - 9.9%
Canadian Natural Resources Ltd.	105,011	8,010,621
Exxon Mobil Corp.	154,568	17,966,981
Imperial Oil Ltd. (c)	112,358	7,749,886
MEG Energy Corp. (b)	180,500	4,144,218
Shell PLC ADR	67,625	4,533,580
Targa Resources Corp.	61,958	6,938,676
Tourmaline Oil Corp.	121,779	5,693,599
		55,037,561
TOTAL ENERGY		62,886,230
FINANCIALS - 22.9%
Banks - 6.6%
East West Bancorp, Inc.	76,569	6,057,374
First Citizens Bancshares, Inc.	5,098	8,335,230
Popular, Inc.	52,800	4,651,152
U.S. Bancorp	145,332	6,496,340
Webster Financial Corp.	44,500	2,259,265
Wells Fargo & Co.	156,400	9,064,944
		36,864,305
Capital Markets - 4.6%
Ameriprise Financial, Inc.	18,847	8,263,279
LPL Financial	27,575	7,285,315
Raymond James Financial, Inc.	45,756	5,875,986
UBS Group AG	147,450	4,535,414
		25,959,994
Consumer Finance - 2.1%
OneMain Holdings, Inc.	120,555	6,159,155
SLM Corp.	248,297	5,410,392
		11,569,547
Financial Services - 4.3%
Apollo Global Management, Inc.	81,773	9,195,374
Global Payments, Inc.	56,073	7,494,717
NCR Atleos Corp.	107,993	2,132,862
Walker & Dunlop, Inc.	51,152	5,169,421
		23,992,374
Insurance - 5.3%
American Financial Group, Inc.	39,029	5,326,678
Assurant, Inc.	35,787	6,736,545
Reinsurance Group of America, Inc.	38,580	7,441,310
The Travelers Companies, Inc.	42,786	9,846,770
		29,351,303
TOTAL FINANCIALS		127,737,523
HEALTH CARE - 11.5%
Health Care Providers & Services - 6.6%
Centene Corp. (b)	153,537	12,049,584
Cigna Group	43,113	15,658,210
CVS Health Corp.	114,177	9,106,758
		36,814,552
Pharmaceuticals - 4.9%
AstraZeneca PLC sponsored ADR	137,208	9,295,842
GSK PLC sponsored ADR	152,300	6,529,101
Jazz Pharmaceuticals PLC (b)	33,496	4,033,588
Merck & Co., Inc.	57,100	7,534,345
		27,392,876
TOTAL HEALTH CARE		64,207,428
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.8%
The Boeing Co. (b)	22,930	4,425,261
Air Freight & Logistics - 1.4%
FedEx Corp.	25,831	7,484,274
Building Products - 2.3%
Builders FirstSource, Inc. (b)	33,566	7,000,189
Johnson Controls International PLC	92,200	6,022,504
		13,022,693
Commercial Services & Supplies - 1.7%
The Brink's Co.	57,660	5,326,631
Vestis Corp.	208,700	4,021,649
		9,348,280
Construction & Engineering - 1.2%
Willscot Mobile Mini Holdings (b)	147,531	6,860,192
Electrical Equipment - 1.7%
Regal Rexnord Corp.	52,621	9,477,042
Ground Transportation - 1.7%
U-Haul Holding Co. (non-vtg.)	81,537	5,436,887
XPO, Inc. (b)	34,532	4,213,940
		9,650,827
Industrial Conglomerates - 0.6%
Siemens AG	17,200	3,284,149
Machinery - 3.1%
Allison Transmission Holdings, Inc.	78,555	6,375,524
Chart Industries, Inc. (b)(c)	23,200	3,821,504
Timken Co.	80,657	7,051,842
		17,248,870
Professional Services - 1.2%
Concentrix Corp.	47,609	3,152,668
ManpowerGroup, Inc.	46,342	3,597,993
		6,750,661
TOTAL INDUSTRIALS		87,552,249
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 1.6%
Ciena Corp. (b)	60,100	2,971,945
Lumentum Holdings, Inc. (b)	127,970	6,059,380
		9,031,325
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (b)	272,196	7,787,528
Software - 0.5%
NCR Voyix Corp. (b)	196,186	2,477,829
TOTAL INFORMATION TECHNOLOGY		19,296,682
MATERIALS - 6.3%
Chemicals - 4.8%
Axalta Coating Systems Ltd. (b)	102,478	3,524,218
Celanese Corp. Class A	29,639	5,093,759
Methanex Corp. (c)	93,000	4,150,590
Olin Corp.	81,171	4,772,855
The Chemours Co. LLC	172,577	4,531,872
Westlake Corp.	31,800	4,859,040
		26,932,334
Metals & Mining - 0.7%
Glencore PLC	699,700	3,839,647
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	51,500	4,321,365
TOTAL MATERIALS		35,093,346
REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Camden Property Trust (SBI)	29,400	2,892,960
Prologis, Inc.	44,283	5,766,532
Sun Communities, Inc.	19,200	2,468,736
Ventas, Inc.	93,237	4,059,539
Welltower, Inc.	70,771	6,612,842
		21,800,609
Real Estate Management & Development - 0.3%
Colliers International Group, Inc.	13,400	1,637,915
TOTAL REAL ESTATE		23,438,524
UTILITIES - 6.0%
Electric Utilities - 4.0%
Constellation Energy Corp.	39,687	7,336,142
FirstEnergy Corp.	66,000	2,548,920
NextEra Energy, Inc.	97,485	6,230,266
PG&E Corp.	382,597	6,412,326
		22,527,654
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	400,609	7,182,919
Multi-Utilities - 0.7%
Sempra	55,052	3,954,385
TOTAL UTILITIES		33,664,958
TOTAL COMMON STOCKS (Cost $403,658,831)		550,307,836

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	10,378,659	10,380,735
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	5,623,218	5,623,781
TOTAL MONEY MARKET FUNDS (Cost $16,004,516)		16,004,516

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $419,663,347)	566,312,352
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(8,974,767)
NET ASSETS - 100.0%	557,337,585

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,015,029 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	491,297	27,628,778	17,739,340	76,170	-	-	10,380,735	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,049,156	45,654,276	44,079,651	3,529	-	-	5,623,781	0.0%
Total	4,540,453	73,283,054	61,818,991	79,699	-	-	16,004,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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